Convertible Debts (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2013
Amortization of Convertible Debts	$ 100,000
Accrued interest	2,334
Interest expense	4,136
Accrued liquidated damage expense	81,000
Amortization	2,500
Convertible note	1,300,000
One Convertible Notes
Amortization of Convertible Debts	45,000
Accrued interest	1,586
Two Convertible Notes
Amortization of Convertible Debts	200,000
Accrued interest	$ 8,022